Provisions - Fair Value of Plan Assets for Telefónica United Kingdom Pension Plan (Details) - Telefónica United Kingdom - Foreign defined benefit plans € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of fair value of plan assets [line items]
Credit instruments	€ 1,876
Cash equivalents	143
Total	€ 2,019